Note 11 - Share Capital - Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Balance, warrants (in shares)	18,074,695	14,886,996
Balance at June 30, 2019 (in CAD per share)	$ 0.98	$ 1.53
Expired, warrants (in shares)	(141,317)	(5,156,411)
Expired, weighted average exercise price, warrants (in CAD per share)	$ 1.00	$ 2.60
Exercised, warrants (in shares)	(11,245,133)	(163,025)
Exercised, weighted average exercise price, warrants (in CAD per share)	$ 0.93	$ 0.32
Cancelled, warrants (in shares)		(15,000)
Cancelled, weighted average exercise price, warrants (in CAD per share)		$ 1.00
Issued, warrants (in shares)	3,125,625	8,522,135
Issued, weighted average exercise price, warrants (in CAD per share)	$ 1.20	$ 1.00
Balance, warrants (in shares)	9,813,870	18,074,695
Balance, weighted average exercise price, warrants (in CAD per share)	$ 1.13	$ 0.98